Convertible Bonds - Cumulative effect of change in balance sheet (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Jan. 01, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Equity
Additional paid-in capital	¥ 117,829,308	$ 16,142,549	¥ 107,293,091
Accumulated other comprehensive income	7,824,545	1,071,958	4,723,760
Accumulated deficit	¥ 187,421,411	$ 25,676,628	¥ 75,118,597
ASU 2020-06
Liabilities
Convertible bonds					¥ 11,788,907
Equity
Additional paid-in capital					95,340,819
Accumulated other comprehensive income					(2,519,900)
Accumulated deficit					¥ (17,706,533)
Balance at January 1, 2022 | ASU 2020-06
Liabilities
Convertible bonds				¥ 14,105,231
Equity
Additional paid-in capital				91,521,893
Accumulated other comprehensive income				(2,383,804)
Accumulated deficit				(16,340,027)
Adjustment | ASU 2020-06
Liabilities
Convertible bonds				2,316,324
Equity
Additional paid-in capital				(3,818,926)
Accumulated other comprehensive income				136,096
Accumulated deficit				¥ 1,366,506